CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expenses
General and administrative	$ 1,764,345	$ 3,313,275	$ 3,085,065	$ 4,641,386
External research and development fees	387,428	549,197	1,013,520	2,197,547
Share-based payments	13,449	849,584	905,506	1,140,856
Depreciation and amortization	128,368	141,383	255,804	271,073
Total operating expenses	2,293,590	4,853,439	5,259,895	8,250,862
Loss from operations	(2,293,590)	(4,853,439)	(5,259,895)	(8,250,862)
Interest expense (income)	42,544	(90,733)	51,606	(157,949)
Other income	(29,635)	(1,935,956)	(40,086)	(1,943,016)
Finance expense, net	84,532	116,962	107,386	139,130
Accretion expense	112,079	118,611	125,346	447,059
Loss (gain) on settlement of debt	(452,741)	110,267	(416,939)	(74,863)
Loss (gain) in fair value of derivative liabilities and warrant liability	85,988	7,549,654	9,326,274	12,150,368
Unrealized loss (gain) on change in fair value of digital assets	906,364	(913,625)	2,151,307	(194,798)
Realized (gain) on sale of digital assets	0	(35,720)	(4,311)	(104,013)
Realized (gain) on sale of investments	(21)	0	(21)	0
Unrealized loss (gain) in fair value of investments	50,236	(6,572)	286,043	(6,572)
Net loss	(3,092,936)	(9,766,327)	(16,846,500)	(18,506,208)
Items that may be subsequently reclassified to loss:
Exchange gain on translation of foreign operations	55,264	83,544	178,262	80,052
Comprehensive loss	(3,037,672)	(9,682,783)	(16,668,238)	(18,426,156)
Net loss attributable to:
Equity owners of the Company	(3,252,967)	(9,253,067)	(16,813,266)	(17,829,790)
Non-controlling interests	160,031	(513,260)	(33,234)	(676,418)
Net loss	$ (3,092,936)	$ (9,766,327)	$ (16,846,500)	$ (18,506,208)
Net (loss) per share
Basic and diluted (in Dollars per share)	$ (0.47)	$ (3.23)	$ (3.02)	$ (6.73)
Diluted - continuing operations (in Dollars per share)	$ (0.47)	$ (3.23)	$ (3.02)	$ (6.73)
Weighted average number of shares outstanding – basic (in Shares)	6,651,217	3,021,005	5,576,308	2,749,498
Weighted average number of shares outstanding – diluted (in Shares)	6,651,217	3,021,005	5,576,308	2,749,498